UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 96.3%
DIVERSIFIED 5.5%
Douglas Emmett	677,433	$14,944,172
Vornado Realty Trust	483,235	41,659,689
Washington REIT	28,516	953,005
		57,556,866
HEALTH CARE 2.8%
Health Care REIT	118,230	5,335,720
Nationwide Health Properties	131,100	4,424,625
Ventas	436,251	19,592,033
		29,352,378
HOTEL 8.0%
Host Hotels & Resorts	1,707,874	27,189,354
LaSalle Hotel Properties	620,875	17,837,739
Starwood Hotels & Resorts Worldwide	400,300	20,715,525
Strategic Hotels & Resorts	626,206	8,222,085
Sunstone Hotel Investors	617,259	9,882,316
		83,847,019
INDUSTRIAL 4.9%
AMB Property Corp.	163,100	8,875,902
ProLogis	721,289	42,455,071
		51,330,973
OFFICE 14.0%
BioMed Realty Trust	619,538	14,800,763
Boston Properties	481,590	44,339,991
Brookfield Properties Corp.	443,075	8,555,778
DuPont Fabros Technology	429,851	7,088,243
Forest City Enterprises	277,100	10,197,280
Kilroy Realty Corp.	180,041	8,841,814
Mack-Cali Realty Corp.	291,787	10,419,714
Maguire Properties	401,900	5,751,189

	Number
	of Shares	Value
SL Green Realty Corp.	463,490	$37,760,530
		147,755,302
OFFICE/INDUSTRIAL 3.8%
EastGroup Properties	241,059	11,199,601
Liberty Property Trust	511,685	15,918,520
PS Business Parks	255,921	13,282,300
		40,400,421
RESIDENTIAL 15.6%
APARTMENT 13.6%
Apartment Investment & Management Co.	484,926	17,365,200
AvalonBay Communities	405,106	39,100,831
BRE Properties	591,400	26,944,184
Camden Property Trust	174,801	8,775,010
Equity Residential	517,942	21,489,413
Essex Property Trust	69,460	7,917,051
Home Properties	188,911	9,065,839
UDR	503,242	12,339,494
		142,997,022
MANUFACTURED HOME 2.0%
Equity Lifestyle Properties	434,621	21,457,239
TOTAL RESIDENTIAL		164,454,261

SELF STORAGE 7.3%
Extra Space Storage	388,780	6,294,348
Public Storage	714,828	63,348,058
U-Store-It Trust	590,334	6,688,484
		76,330,890
SHOPPING CENTER 32.7%
COMMUNITY CENTER	13.4%
Developers Diversified Realty Corp.	722,500	30,258,300
Equity One	334,090	8,008,137
Federal Realty Investment Trust	554,433	43,218,053
Kimco Realty Corp.	440,787	17,265,627

	Number
	of Shares	Value
Regency Centers Corp.	651,157	$42,168,927
		140,919,044
REGIONAL MALL 19.3%
General Growth Properties	1,360,032	51,912,421
Macerich Co.	613,090	43,081,834
Simon Property Group	945,287	87,826,615
Taubman Centers	389,485	20,292,169
		203,113,039
TOTAL SHOPPING CENTER		344,032,083
SPECIALTY 1.7%
Plum Creek Timber Co.	449,230	18,283,661
TOTAL COMMON STOCK (Identified cost—$781,949,642)		1,013,343,854

		Principal
		Amount
COMMERCIAL PAPER 2.9%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$31,042,000)		$31,042,000	31,042,000

TOTAL INVESTMENTS (Identified cost—$812,991,642)	99.2%		1,044,385,854

OTHER ASSETS IN EXCESS OF LIABILITIES	0.8%		8,045,121

NET ASSETS (Equivalent to $39.24 per share based on 26,823,610 shares of capital stock outstanding)	100.0%		$1,052,430,975

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•             Level 1 – quoted prices in active markets for identical investments

•             Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,044,385,854	$1,013,343,854	$31,042,000	$—

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$265,641,044
Gross unrealized depreciation	(34,246,832)
Net unrealized appreciation	$231,394,212

Cost for federal income tax purposes	$812,991,642

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name: James Giallanza
	Title: President and principal	Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008